UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-03651

Touchstone Strategic Trust – June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Credit Opportunities Fund – March 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 75.6%

	Telecommunication Services — 13.7%
$500,000	Altice US Finance I Corp., 144a,
	5.375%, 7/15/23	$506,500
255,000	AMC Networks, Inc., 4.750%, 8/1/25	245,726
350,000	Block Communications, Inc., 144a,
	6.875%, 2/15/25	351,953
675,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.000%, 2/1/28	632,812
190,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.125%, 5/1/27	180,386
146,000	CenturyLink, Inc., 5.625%, 4/1/25†	131,765
335,000	Digicel Group Ltd. (Bermuda), 144a,
	8.250%, 9/30/20	288,100
500,000	Digicel Ltd. (Bermuda), 144a,
	6.000%, 4/15/21	469,375
270,000	Frontier Communications Corp.,
	11.000%, 9/15/25	202,331
100,000	Frontier Communications Corp., 144a,
	8.500%, 4/1/26	96,750
70,000	GTT Communications, Inc., 144a,
	7.875%, 12/31/24	70,175
380,000	Inmarsat Finance PLC (United
	Kingdom), 144a, 6.500%, 10/1/24	385,700
120,000	Intelsat Jackson Holdings SA
	(Luxembourg), 144a,
	8.000%, 2/15/24	126,150
275,000	Lee Enterprises, Inc., 144a,
	9.500%, 3/15/22	286,688
500,000	Level 3 Financing, Inc.,
	5.375%, 1/15/24	487,190
385,000	Netflix, Inc., 144a, 4.875%, 4/15/28	370,216
449,000	Nexstar Broadcasting, Inc., 144a,
	5.625%, 8/1/24	439,885
400,000	Sinclair Television Group, Inc., 144a,
	5.125%, 2/15/27	371,000
125,000	Sinclair Television Group, Inc., 144a,
	5.875%, 3/15/26	123,750
160,000	Sirius XM Radio, Inc., 144a,
	5.000%, 8/1/27	150,400
300,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26(A)	296,250
438,000	Sprint Corp., 7.625%, 2/15/25	430,335
115,000	T-Mobile USA, Inc., 4.750%, 2/1/28	110,544
100,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	93,250
260,000	Videotron Ltd. (Canada), 144a,
	5.125%, 4/15/27	254,800
140,000	Wind Tre SpA (Italy), 144a,
	5.000%, 1/20/26	118,597
		7,220,628

	Consumer Discretionary — 13.6%
524,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.625%, 2/15/25	448,020
480,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.750%, 5/15/22	445,795
55,000	Aramark Services, Inc., 144a,
	5.000%, 2/1/28	53,831
230,000	Boyd Gaming Corp., 6.375%, 4/1/26	239,800
300,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	297,660
110,000	Carlson Travel, Inc., 144a,
	6.750%, 12/15/23	109,725
100,000	CSC Holdings LLC, 5.250%, 6/1/24	95,125
199,000	Delphi Technologies PLC (Jersey),
	144a, 5.000%, 10/1/25	190,791
90,000	Golden Nugget, Inc., 144a,
	6.750%, 10/15/24	90,449
550,000	Hillman Group, Inc. (The), 144a,
	6.375%, 7/15/22	533,500
205,000	IRB Holding Corp., 144a,
	6.750%, 2/15/26	200,920
125,000	JC Penney Corp., Inc., 144a,
	5.875%, 7/1/23	119,688
60,000	Jeld-Wen, Inc., 144a, 4.625%, 12/15/25	57,150
550,000	Jeld-Wen, Inc., 144a, 4.875%, 12/15/27	519,750
101,000	L Brands, Inc., 6.875%, 11/1/35	97,970
291,000	Mohegan Gaming & Entertainment,
	144a, 7.875%, 10/15/24	289,545
714,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23(A)	721,354
600,000	Seminole Hard Rock Entertainment,
	Inc. / Seminole Hard Rock
	International LLC, 144a,
	5.875%, 5/15/21	600,000
300,000	Sinclair Television Group, Inc., 144a,
	5.625%, 8/1/24	297,750
557,000	Six Flags Entertainment Corp., 144a,
	4.875%, 7/31/24	542,379
250,000	Six Flags Entertainment Corp., 144a,
	5.500%, 4/15/27	247,500
131,000	Station Casinos LLC, 144a,
	5.000%, 10/1/25	124,450
295,000	Summit Materials LLC / Summit
	Materials Finance Corp.,
	6.125%, 7/15/23	300,900
500,000	Tribune Media Co., 5.875%, 7/15/22(A)	506,875
		7,130,927

	Energy — 11.6%
310,000	Alta Mesa Holdings LP / Alta Mesa
	Finance Services Corp.,
	7.875%, 12/15/24	322,787
700,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	688,625
124,000	California Resources Corp., 144a,
	8.000%, 12/15/22	97,340
130,000	Chesapeake Energy Corp., 144a,
	8.000%, 1/15/25	125,775
110,000	Continental Resources, Inc.,
	5.000%, 9/15/22	111,512

1

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 75.6% (Continued)

	Energy — (Continued)
$298,000	Extraction Oil & Gas, Inc., 144a,
	5.625%, 2/1/26	$281,610
63,000	Extraction Oil & Gas, Inc., 144a,
	7.375%, 5/15/24	65,835
995,000	FTS International, Inc., 6.250%, 5/1/22	997,488
79,000	Great Western Petroleum LLC / Great
	Western Finance Corp., 144a,
	9.000%, 9/30/21	80,975
310,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	258,850
210,000	MEG Energy Corp. (Canada), 144a,
	7.000%, 3/31/24	173,250
250,000	Murphy Oil Corp., 6.875%, 8/15/24	260,625
418,000	Murray Energy Corp., 144a,
	11.250%, 4/15/21	156,750
575,000	New Gold, Inc. (Canada), 144a,
	6.250%, 11/15/22	587,219
99,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 5.375%, 1/15/25	98,752
500,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 6.250%, 6/1/24	518,125
115,000	Peabody Energy Corp., 144a,
	6.000%, 3/31/22	117,300
7,000	Rowan Cos., Inc., 7.375%, 6/15/25	6,562
220,000	SRC Energy, Inc., 144a,
	6.250%, 12/1/25	220,550
207,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	5.500%, 8/15/22	201,825
390,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	5.750%, 4/15/25	371,475
50,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	50,499
239,000	Whiting Petroleum Corp.,
	6.250%, 4/1/23	241,988
80,000	Whiting Petroleum Corp., 144a,
	6.625%, 1/15/26	80,600
		6,116,317

	Materials — 7.8%
195,000	ArcelorMittal (Luxembourg),
	7.250%, 10/15/39	230,587
380,000	ARD Finance SA (Luxembourg),
	7.125%, 9/15/23(B)	393,775
145,000	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA, Inc. (Ireland),
	144a, 6.000%, 2/15/25	145,725
125,000	BWAY Holding Co., 144a,
	7.250%, 4/15/25	127,500
90,000	CF Industries, Inc., 5.150%, 3/15/34	85,725
400,000	Constellium NV (Netherlands), 144a,
	5.750%, 5/15/24	392,000
23,000	Constellium NV (Netherlands), 144a,
	5.875%, 2/15/26	22,655
190,000	Crown Americas LLC / Crown
	Americas Capital Corp. VI, 144a,
	4.750%, 2/1/26	183,825
200,000	First Quantum Minerals Ltd., 144a,
	6.875%, 3/1/26	190,000
203,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.500%, 4/1/25	199,955
260,000	Freeport-McMoRan, Inc.,
	5.400%, 11/14/34(A)	247,075
160,000	Freeport-McMoRan, Inc.,
	5.450%, 3/15/43	147,152
101,000	HB Fuller Co., 4.000%, 2/15/27	93,172
300,000	Hecla Mining Co., 6.875%, 5/1/21	305,625
37,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.250%, 1/15/23	38,388
163,000	Kraton Polymers LLC / Kraton
	Polymers Capital Corp., 144a,
	7.000%, 4/15/25	168,705
120,000	Olin Corp., 5.000%, 2/1/30	114,900
221,000	Platform Specialty Products Corp.,
	144a, 5.875%, 12/1/25	216,028
60,000	Trinseo Materials Operating SCA /
	Trinseo Materials Finance, Inc., 144a,
	5.375%, 9/1/25	58,950
224,000	Tronox Finance LLC (United Kingdom),
	144a, 7.500%, 3/15/22	232,534
256,000	Tronox Finance PLC, 144a,
	5.750%, 10/1/25	248,960
255,000	Venator Finance SARL / Venator
	Materials LLC, 144a,
	5.750%, 7/15/25	254,362
		4,097,598

	Health Care — 7.4%
18,000	Acadia Healthcare Co., Inc.,
	6.500%, 3/1/24	18,720
443,000	BioScrip, Inc., 8.875%, 2/15/21†	417,527
250,000	Centene Corp., 4.750%, 1/15/25	243,750
130,000	Centene Corp., 6.125%, 2/15/24(A)	135,291
125,000	DaVita, Inc., 5.125%, 7/15/24(A)	122,031
246,000	DJO Finance LLC / DJO Finance Corp.,
	10.750%, 4/15/20	238,005
460,000	DJO Finco, Inc. / DJO Finance LLC /
	DJO Finance Corp., 144a,
	8.125%, 6/15/21	461,150
322,000	Envision Healthcare Corp.,
	5.625%, 7/15/22	323,449
102,000	Envision Healthcare Corp., 144a,
	6.250%, 12/1/24	105,315
100,000	HCA, Inc., 7.690%, 6/15/25	110,250
250,000	Hill-Rom Holdings, Inc., 144a,
	5.000%, 2/15/25	247,812
295,000	Molina Healthcare, Inc.,
	5.375%, 11/15/22	291,312
125,000	Molina Healthcare, Inc., 144a,
	4.875%, 6/15/25	116,562

2

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 75.6% (Continued)

	Health Care — (Continued)
$220,000	Tenet Healthcare Corp., 144a,
	4.625%, 7/15/24	$211,475
444,000	Tenet Healthcare Corp., 144a,
	7.000%, 8/1/25	436,785
38,000	Valeant Pharmaceuticals International,
	144a, 9.250%, 4/1/26	37,856
199,000	Valeant Pharmaceuticals International,
	Inc., 144a, 5.500%, 3/1/23	174,125
110,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.625%, 12/1/21	105,050
100,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.500%, 3/15/22	103,250
		3,899,715

	Information Technology — 6.5%
445,000	Genesys Telecommunications
	Laboratories, Inc./Greeneden Lux 3
	SARL/Greeneden US Ho, 144a,
	10.000%, 11/30/24	493,950
220,000	j2 Cloud Services LLC / j2 Global
	Co.-Obligor, Inc., 144a,
	6.000%, 7/15/25	225,225
495,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.000%, 2/1/25(A)	488,194
320,000	Radiate Holdco LLC / Radiate Finance,
	Inc., 144a, 6.625%, 2/15/25	294,400
647,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	637,295
510,000	Solera LLC / Solera Finance, Inc., 144a,
	10.500%, 3/1/24	567,375
434,000	TIBCO Software, Inc., 144a,
	11.375%, 12/1/21	472,517
260,000	Veritas US, Inc. / Veritas Bermuda Ltd.,
	144a, 10.500%, 2/1/24	243,100
		3,422,056

	Financials — 6.2%
558,000	Acrisure LLC / Acrisure Finance, Inc.,
	144a, 7.000%, 11/15/25	535,680
305,000	ASP AMC Merger Sub, Inc., 144a,
	8.000%, 5/15/25	285,937
750,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	763,125
225,000	GEO Group, Inc. (The),
	6.000%, 4/15/26	219,938
500,000	HUB International Ltd., 144a,
	7.875%, 10/1/21	517,500
212,000	Iron Mountain, Inc., 144a,
	5.250%, 3/15/28	199,545
195,000	Quicken Loans, Inc., 144a,
	5.250%, 1/15/28	182,325
428,000	Realogy Group LLC / Realogy
	Co.-Issuer Corp., 144a,
	4.875%, 6/1/23	409,810
145,000	Travelport Corporate Finance PLC,
	144a, 6.000%, 3/15/26	145,544
		3,259,404

	Industrials — 4.7%
462,000	Air Medical Group Holdings, Inc., 144a,
	6.375%, 5/15/23	437,745
165,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	163,556
189,000	Bombardier, Inc. (Canada), 144a,
	7.500%, 12/1/24	195,615
111,000	Builders FirstSource, Inc., 144a,
	5.625%, 9/1/24	111,555
150,000	Grinding Media, Inc. / Moly-Cop
	AltaSteel Ltd., 144a,
	7.375%, 12/15/23	157,500
250,000	KAR Auction Services, Inc., 144a,
	5.125%, 6/1/25	248,750
235,000	Novelis Corp., 144a, 5.875%, 9/30/26	230,300
70,000	RBS Global, Inc. / Rexnord LLC, 144a,
	4.875%, 12/15/25	67,900
250,000	TransDigm, Inc., 6.500%, 5/15/25	252,500
80,000	Triumph Group, Inc., 7.750%, 8/15/25	82,000
150,000	Tutor Perini Corp., 144a,
	6.875%, 5/1/25	154,500
375,000	United Rentals North America, Inc.,
	5.875%, 9/15/26	390,000
		2,491,921

	Consumer Staples — 2.1%
380,000	B&G Foods, Inc., 5.250%, 4/1/25	353,989
11,000	Ceridian HCM Holding, Inc., 144a,
	11.000%, 3/15/21	11,385
120,000	Clearwater Seafoods, Inc. (Canada),
	144a, 6.875%, 5/1/25	114,750
115,000	Cott Holdings, Inc., 144a,
	5.500%, 4/1/25	113,562
155,000	First Quality Finance Co., Inc., 144a,
	5.000%, 7/1/25	148,412
113,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	113,848
245,000	Simmons Foods, Inc., 144a,
	5.750%, 11/1/24	222,338
		1,078,284

	Utilities — 1.1%
330,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 7.500%, 11/1/23	331,238
205,000	Vistra Energy Corp., 7.625%, 11/1/24	221,144
		552,382

	Real Estate — 0.9%
471,000	ESH Hospitality, Inc. REIT, 144a,
	5.250%, 5/1/25	458,189
	Total Corporate Bonds	$39,727,421

3

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Bank Loans(C) — 11.3%

	Energy — 2.8%
$100,000	California Resources Corp., Term Loan
	(LIBOR +10.375%), 12.229%,
	12/31/21	$112,844
96,739	California Resources Corp., Term Loan
	(LIBOR +4.750%), 6.572, 12/31/22	98,039
125,000	Chesapeake Energy Corp, Class A
	Loan (LIBOR +7.500%), 9.444%,
	8/23/21	132,611
150,000	Chief Exploration & Development LLC
	Term Loan (Second Lien) (LIBOR
	+6.500%), 8.416%, 5/16/21	148,500
39,217	Emerald 2 Limited, Facility B1 (LIBOR
	+4.000%), 6.453%, 5/14/21	39,094
95,999	FTS International Inc, Initial Term Loan
	(LIBOR +4.750%), 6.627%, 4/16/21	96,239
60,645	Gulf Finance LLC, Tranche B Term Loan
	(LIBOR +5.250%), 7.560%, 8/25/23	55,718
111,540	Lucid Energy Group II Borrow LLC
	(LIBOR+3.000%), 4.885%, 2/18/25	110,773
124,688	Medallion Midland Acquisition LLC,
	Initial Term Loan (LIBOR +3.250%),
	5.127%, 10/30/24	124,376
314,454	Murray Energy Corporation, Term B-2
	Loan Non-PIK (LIBOR +7.250%),
	9.552%, 4/16/20	265,713
98,121	Seadrill Operating LP (Seadrill Partners
	Finco LLC), Initial Term Loan
	(Marshall Islands) (LIBOR +6.000%),
	8.302%, 2/21/21	82,013
228,037	Traverse Midstream Partners LLC,
	Advance (LIBOR +4.000%), 5.850%,
	9/27/24	229,178
		1,495,098

	Industrials — 2.4%
300,279	Air Medical Group Holdings Inc, Initial
	Term Loan (LIBOR +3.250%),
	4.936%, 4/28/22	301,321
90,479	Engility Corporation, New Term B-2
	Loan (LIBOR +2.750%), 4.627%,
	8/14/23	90,415
56,978	Envigo Laboratories Inc, First Lien
	Dollar Term Loan (LIBOR +8.500%),
	10.240%, 10/28/21	56,978
444,619	Forterra Finance LLC, Replacement
	Term Loan (LIBOR +3.000%),
	4.877%, 10/25/23	409,885
133,577	Sequa Mezzanine Holdings LLC, First
	Lien Initial Term Loan (LIBOR
	+5.000%), 7.071%, 11/28/21	135,136
171,438	Sequa Mezzanine Holdings LLC, Initial
	Loan (Second Lien) (LIBOR
	+9.000%), 10.752%, 4/28/22	173,581
78,926	Syniverse Holdings, Inc., Tranche Term
	Loan (LIBOR+5.000%), 7.089%,
	2/9/23	79,770
		1,247,086

	Health Care — 1.7%
352,985	BPA Laboratories, Inc., Term Loan
	(Second Lien) (LIBOR +2.500%),
	4.802%, 4/29/20(D)	324,746
117,372	General Nutrition Center, Inc., First in
	last Out Term Loan (LIBOR+7.000%),
	8.880%, 12/30/22(D)	119,984
217,884	General Nutrition Centers, Inc.,
	Extended Term Loan B (LIBOR
	+7.750%), 10.590%, 3/4/21(D)	204,992
245,065	Radnet Management Inc, Term B-1
	Loan (First Lien) (LIBOR +3.500%),
	5.220%, 6/30/23	247,822
		897,544

	Information Technology — 1.2%
148,148	Almonde Inc, Dollar Term Loan
	(Second Lien) (LIBOR +7.250%),
	9.234%, 6/13/25	146,597
276,643	Evergreen Skills Lux Sarl, First Lien
	Initial Term Loan (LIBOR +4.750%),
	6.627%, 4/28/21	266,653
21,858	Evergreen Skills Lux Sarl, Second Lien
	Initial Term Loan (LIBOR +8.250%),
	10.127%, 4/28/22	18,812
48,524	Optiv Inc, First Lien Initial Term Loan
	(LIBOR +3.250%), 5.125%, 2/1/24	46,765
157,384	Veritas US Inc, New Dollar Term B Loan
	(LIBOR +4.500%), 6.802%, 1/27/23	156,654
		635,481

	Consumer Discretionary — 1.1%
155,266	Academy Ltd, Initial Term Loan (LIBOR
	+4.000%), 5.777%, 7/1/22	123,437
134,426	Cumulus Media Holdings Inc, Term
	Loan (LIBOR +3.250%), 4.900%,
	12/23/20	112,918
166,794	Jeld-Wen, Inc., Term B-4 Loan (LIBOR
	+2.000%), 4.302%, 12/14/24	167,419
99,746	Petco Animal Supplies Inc, Second
	Amendment Term Loan (LIBOR
	+3.000%), 4.772%, 1/26/23(D)	72,870
99,778	Petsmart, Inc., Tranche B-2 Loan
	(LIBOR+3.000%), 5.353%, 3/11/22	79,856
		556,500

4

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Bank Loans(C) — 11.3% (Continued)

	Telecommunication Services — 1.0%
$42,151	Applied Systems Inc, Second Lien
	Initial Term Loan (LIBOR +7.000%),
	9.302%, 9/19/25	$43,494
234,043	Checkout Holding Corp, Term B Loan
	(First Lien) (LIBOR +3.500%), 5.377%,
	4/9/21	145,107
104,663	Infoblox, Inc., Refinancing Term Loan
	(LIBOR+4.500%), 6.377%, 11/7/23	106,102
80,330	Owl Finance PLC PIK Notes (LIBOR
	+8.500%), 8.500%, 9/7/65	230,949
		525,652

	Financials — 0.9%
348,458	Asurion LLC, Second Lien
	Replacement B-2 Term Loan (LIBOR
	+6.000%), 7.877%, 8/4/25	357,431
100,962	PSAV Holdings LLC, Second Lien Initial
	Term Loan (LIBOR+7.000%),
	7/23/25(D)	101,088
		458,519

	Materials — 0.2%
98,644	Fairmount Santrol Inc, Initial Term
	Loan (LIBOR +6.000%), 8.302%,
	11/1/22	99,630

	Consumer Staples — 0.0%
8,800	Revlon Consumer Products Corp.,
	Initial Term B Loan (LIBOR+3.500%),
	5.838%, 9/7/23(D)	6,890
	Total Bank Loans	$5,922,400

	Asset-Backed Securities — 5.5%
500,000	Bain Capital Credit CLO 2018-1, Ser
	2018-1A, Class SUB, 144a,
	0.000%, 4/23/31(E)	451,039
250,000	Denali Capital CLO XII Ltd., Ser
	2016-1A, Class E, (Cayman Islands),
	144a, (3M LIBOR +7.750%),
	10.098%, 4/15/28(F)	250,206
500,000	Dryden XXVIII Senior Loan Fund, Ser
	2013-28A, Class B2LR, (Cayman
	Islands), 144a, (3M LIBOR +6.450%),
	8.289%, 8/15/30(F)	508,858
300,000	Madison Park Funding XII Ltd., Ser
	2014-12A, Class SUB, (Cayman
	Islands), 144a, 0.000%, 7/20/26(E)(F)	225,487
500,000	OZLM XIV Ltd., Ser 2015-14A, Class D,
	(Cayman Islands), 144a, (3M LIBOR
	+6.350%), 8.698%, 1/15/29(F)	500,043
500,000	OZLM XXI, Ser 2017-21A, Class SUB,
	(Cayman Islands), 144a,
	0.000%, 1/20/31(E)(F)	454,861
300,000	Symphony CLO XVI Ltd., Ser 2015-16A,
	Class D, (Cayman Islands), 144a, (3M
	LIBOR +3.650%), 5.998%, 7/15/28(F)	301,431
250,000	Venture XVIII CLO Ltd., Ser 2014-18A,
	Class SUB, (Cayman Islands), 144a,
	0.000%, 10/15/29(E)(F)	186,160
	Total Asset-Backed Securities	$2,878,085

Shares

	Common Stocks — 1.3%

	Information Technology — 0.4%
173,880	Eagle Topco Ltd.(G)*	—
8,386	MModal LLC	239,001
		239,001

	Health Care — 0.5%
15,600	Hanger, Inc.*	249,600

	Energy — 0.4%
1,404	Linn Energy, Inc.*	53,970
74,381	Trident, Class A Templar Restructure*	74,381
11,748	Trident, Templar Restructure*	82,236
		210,587

	Advertising — 0.0%
163,451	YH Limited (United Kingdom)(G) *	—
	Total Common Stocks	$699,188

	Warrants — 0.0%

	Health Care — 0.0%
1,186	Envigo Laboratories, Inc. (Fka Bpa
	Laboratories Inc.) Series A
	Warrant(G)*	—
1,889	Envigo Laboratories, Inc. (Fka Bpa
	Laboratories Inc.) Series B
	Warrant(G)*	—
	Total Warrants	$—

	Number
	of	Notional
	Contracts	Amount

Purchased Call Options — 0.0%
VIX, Strike @20.00, Exp 4/18(A)	47	$93,859	$8,695

5

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Fund — 0.2%
6,000	DoubleLine Income Solutions Fund,
	Common Shares±	$120,480

	Short-Term Investment Funds — 7.6%
3,403,975	Dreyfus Government Cash
	Management, Institutional
	Shares, 1.54%∞Ω	3,403,975
561,448	Invesco Government & Agency
	Portfolio, Institutional Class,
	1.48%**∞Ω	561,448
	Total Short-Term Investment Funds	$3,965,423

Total Long Positions —101.5%
(Cost $53,334,116)		$53,321,692

Principal
Amount

Securities Sold Short — (0.6%)

Corporate Bond — (0.6%)

Financials — (0.6%)
$(350,000)	Uniti Group LP / Uniti Fiber
Holdings Inc / CSL Capital LLC,
144a, 7.125%, 12/14/24	$(316,750)

Total Securities Sold Short
(Proceeds $318,500)	$(316,750)

Total Investment Securities —100.9%
(Cost $53,015,616)	$53,004,942

Liabilities in Excess of Other Assets — (0.9%)	(451,421)

Net Assets — 100.0%	$52,553,521

(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of March 31, 2018 was $1,907,268.

(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.

(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of March 31, 2018.

(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(E)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(F)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2018.

(G)	Level 3 - For more information on valuation inputs,and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

**	Represents collateral for securities loaned.

±	Closed- End Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $541,873.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

CLO - Collateral Loan Obligations

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PIK - Pay-in-Kind

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $ 31,208,620 or 59.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

6

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$39,727,421	$—	$39,727,421
Bank Loans	—	5,922,400	—	5,922,400
Asset-Backed Securities	—	2,878,085	—	2,878,085
Common Stocks	699,188	—	—	699,188
Purchased Call Options Equity Contracts	8,695	—	—	8,695
Investment Fund	120,480	—	—	120,480
Short-Term Investment Funds	3,965,423	—	—	3,965,423
Total Assets	$4,793,786	$48,527,906	$—	$53,321,692
Liabilities:
Securities Sold Short
Corporate Bond	$—	$(316,750)	$—	$(316,750)
Total Liabilities	$—	$(316,750)	$—	$(316,750)
Total	$4,793,786	$48,211,156	$—	$53,004,942

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Global Growth Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.7%

United States — 44.4%

Consumer Discretionary — 5.0%
Booking Holdings, Inc.*	500	$1,040,195
Sirius XM Holdings, Inc.†	79,150	493,896

Consumer Staples — 1.9%
Monster Beverage Corp.*	10,270	587,547

Financials — 2.7%
Charles Schwab Corp. (The)	16,000	835,520

Health Care — 8.5%
Abbott Laboratories	11,550	692,076
Becton Dickinson and Co.	3,135	679,354
Regeneron Pharmaceuticals, Inc.*	1,080	371,909
Zoetis, Inc.	10,100	843,451

Industrials — 1.3%
Kansas City Southern	3,675	403,699

Information Technology — 25.0%
Adobe Systems, Inc.*	5,330	1,151,706
Alphabet, Inc. - Class A*	1,045	1,083,811
Facebook, Inc. - Class A*	10,300	1,645,837
Intuit, Inc.	1,800	312,030
Microsoft Corp.	17,890	1,632,820
PayPal Holdings, Inc.*	6,505	493,534
Visa, Inc. - Class A	10,960	1,311,035
Total United States		13,578,420

Cayman Islands — 23.0%

Consumer Discretionary — 9.0%
ANTA Sports Products Ltd.	150,000	765,721
New Oriental Education &
Technology Group, Inc. ADR	8,080	708,212
Vipshop Holdings Ltd. ADR*	23,670	393,395
Wynn Macau Ltd.	240,800	882,588

Information Technology — 14.0%
Alibaba Group Holding Ltd. ADR*	12,150	2,230,011
Tencent Holdings Ltd.	38,325	2,057,270
Total Cayman Islands		7,037,197

India — 5.1%

Financials — 5.1%
HDFC Bank Ltd. ADR	8,150	804,976
IndusInd Bank Ltd.	27,255	756,099
Total India		1,561,075

Switzerland — 5.0%

Consumer Discretionary — 1.5%
Dufry AG*	3,555	466,949

Consumer Staples — 1.2%
Coca-Cola HBC AG*	10,000	370,066

Financials — 2.3%
Julius Baer Group Ltd.*	11,220	690,496
Total Switzerland		1,527,511

Canada — 4.3%

Financials — 2.9%
Toronto-Dominion Bank (The)	15,500	879,579

Industrials — 1.4%
Canadian Pacific Railway Ltd.	2,405	424,482
Total Canada		1,304,061

Bermuda — 3.4%

Consumer Discretionary — 3.4%
Norwegian Cruise Line Holdings Ltd.*	19,400	1,027,618

Singapore — 2.9%

Financials — 2.9%
DBS Group Holdings Ltd.	42,400	895,588

Liberia — 2.6%

Consumer Discretionary — 2.6%
Royal Caribbean Cruises Ltd.	6,875	809,463

Japan — 2.3%

Industrials — 2.3%
Recruit Holdings Co. Ltd.	27,900	699,275

Thailand — 2.1%

Consumer Staples — 2.1%
CP ALL PCL	234,000	654,100

Germany — 1.4%

Information Technology — 1.4%
SAP SE	4,050	425,177

Luxembourg — 1.2%

Consumer Discretionary — 1.2%
Samsonite International SA	84,600	384,832
Total Common Stocks		$29,904,317

Short-Term Investment Funds — 1.7%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	356,178	356,178
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	148,050	148,050
Total Short-Term Investment Funds		$504,228

8

Touchstone Global Growth Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —99.4%
(Cost $21,526,835)	$30,408,545

Other Assets in Excess of Liabilities — 0.6%	188,521

Net Assets — 100.0%	$30,597,066

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $146,640.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL- Public Company Limited

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$13,578,420	$—	$—	$13,578,420
Cayman Islands	3,331,618	3,705,579	—	7,037,197
India	804,976	756,099	—	1,561,075
Switzerland	—	1,527,511	—	1,527,511
Canada	1,304,061	—	—	1,304,061
Bermuda	1,027,618	—	—	1,027,618
Singapore	—	895,588	—	895,588
Liberia	809,463	—	—	809,463
Japan	—	699,275	—	699,275
Thailand	—	654,100	—	654,100
Germany	—	425,177	—	425,177
Luxembourg	384,832	—	—	384,832
Short-Term Investment Funds	504,228	—	—	504,228
Total	$21,745,216	$8,663,329	$—	$30,408,545

At March 31, 2018, equity securities valued at $765,721 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities.

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone International Small Cap Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.7%

Japan — 28.8%

Consumer Discretionary — 1.8%
Nifco, Inc.	102,200	$3,441,161
Round One Corp.	135,700	2,153,622

Consumer Staples — 3.1%
Lion Corp.	213,000	4,371,137
Pigeon Corp.	122,900	5,552,849

Financials — 3.2%
Fukuoka Financial Group, Inc.	633,000	3,467,685
Jafco Co. Ltd.*	63,200	2,951,529
Zenkoku Hosho Co. Ltd.	79,900	3,511,092

Health Care — 0.9%
Rohto Pharmaceutical Co. Ltd.	101,700	2,861,970

Industrials — 7.8%
CKD Corp.	100,400	2,185,218
Kamigumi Co. Ltd.	165,100	3,701,023
Kandenko Co. Ltd.	313,900	3,597,493
Kinden Corp.	188,500	3,153,176
Seino Holdings Co. Ltd.	222,100	4,103,967
Sinfonia Technology Co. Ltd.†	681,000	2,352,703
TechnoPro Holdings, Inc.	44,600	2,691,906
Toda Corp.	371,000	2,696,574

Information Technology — 3.8%
Azbil Corp.	56,600	2,665,754
Nihon Unisys Ltd.	126,600	2,749,807
SCREEN Holdings Co. Ltd.	40,100	3,622,191
Ulvac, Inc.	50,400	2,851,330

Materials — 3.9%
JSR Corp.	196,000	4,411,165
Sumitomo Bakelite Co. Ltd.	470,000	4,161,191
Teijin Ltd.	186,900	3,551,552

Real Estate — 4.3%
Aeon Mall Co. Ltd.	147,600	3,104,359
Leopalace21 Corp.	586,500	4,812,941
Open House Co. Ltd.	92,200	5,664,584
Total Japan		90,387,979

Germany — 9.7%

Consumer Discretionary — 1.8%
CTS Eventim AG & Co. KGaA	64,905	3,042,635
Stroeer SE & Co. KGaA	38,321	2,677,980

Financials — 2.2%
AURELIUS Equity Opportunities SE &
Co. KGaA	55,075	3,841,020
Deutsche Pfandbriefbank AG, 144a	202,334	3,190,115

Industrials — 3.3%
Duerr AG	27,441	3,015,593
Rheinmetall AG	51,192	7,266,434

Information Technology — 1.3%
Software AG	78,246	4,101,806

Materials — 1.1%
Salzgitter AG	66,620	3,408,015
Total Germany		30,543,598

United Kingdom — 9.5%

Consumer Discretionary — 3.3%
Redrow PLC	348,060	2,908,326
SSP Group PLC	348,567	2,994,208
William Hill PLC	924,164	4,284,951

Financials — 2.2%
IG Group Holdings PLC	320,401	3,584,935
Intermediate Capital Group PLC	248,434	3,431,397

Health Care — 1.9%
Abcam PLC	163,895	2,846,442
Dechra Pharmaceuticals PLC	85,053	3,134,334

Industrials — 1.0%
Pagegroup PLC	422,409	3,183,216

Materials — 1.1%
RPC Group PLC	309,736	3,367,411
Total United Kingdom		29,735,220

Australia — 7.2%

Energy — 2.7%
Beach Energy Ltd.	5,065,803	4,827,227
WorleyParsons Ltd.	306,686	3,422,216

Information Technology — 1.1%
Link Administration Holdings Ltd.	546,326	3,526,312

Materials — 2.3%
BlueScope Steel Ltd.	289,476	3,405,733
St Barbara Ltd.	1,247,710	3,848,450

Real Estate — 1.1%
Charter Hall Group REIT	798,743	3,535,644
Total Australia		22,565,582

Italy — 5.5%

Consumer Discretionary — 1.7%
Brembo SpA	188,788	2,918,349
OVS SpA, 144a	416,258	2,555,864

Energy — 0.8%
Saras SpA	1,209,164	2,653,593

Financials — 0.7%
Banca IFIS SpA	54,971	2,118,488

Industrials — 1.1%
Interpump Group SpA	97,477	3,296,460

10

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.7% (Continued)

Italy — (Continued)

Utilities — 1.2%
Iren SpA	1,151,905	$3,616,654
Total Italy		17,159,408

Netherlands — 5.2%

Financials — 2.5%
ASR Nederland NV.	108,804	4,652,267
Euronext NV., 144a	45,412	3,328,654

Information Technology — 1.4%
ASM International NV.	57,951	4,237,589

Materials — 1.3%
AMG Advanced Metallurgical Group
NV.	88,543	3,959,890
Total Netherlands		16,178,400

France — 4.5%

Consumer Discretionary — 1.2%
Fnac Darty SA*	34,212	3,661,302

Information Technology — 0.9%
Alten SA	29,856	2,878,261

Materials — 1.2%
Eramet*	27,699	3,817,634

Utilities — 1.2%
Rubis SCA	50,632	3,657,078
Total France		14,014,275

Switzerland — 4.0%

Financials — 1.2%
Cembra Money Bank AG	41,110	3,653,750

Industrials — 2.8%
Georg Fischer AG	2,894	3,874,696
Wizz Air Holdings PLC, 144a*	107,905	4,932,934
Total Switzerland		12,461,380

South Korea — 2.8%

Consumer Staples — 1.1%
Orion Corp./Republic of Korea	29,033	3,486,466

Health Care — 0.9%
InBody Co. Ltd.	59,158	2,834,180

Industrials — 0.8%
Doosan Bobcat, Inc.	87,826	2,619,327
Total South Korea		8,939,973

Canada — 2.8%

Consumer Discretionary — 0.5%
Corus Entertainment, Inc. - Class B	367,867	1,727,477

Industrials — 1.4%
Finning International, Inc.	179,026	4,317,412

Materials — 0.9%
Interfor Corp.*	158,066	2,881,958
Total Canada		8,926,847

Hong Kong — 2.4%

Consumer Discretionary — 1.3%
Melco International Development
Ltd.	1,454,000	4,267,198

Health Care — 1.1%
China Traditional Chinese Medicine
Holdings Co. Ltd.	4,520,000	3,354,609
Total Hong Kong		7,621,807

Cayman Islands — 2.4%

Health Care — 1.4%
China Medical System Holdings Ltd.	1,882,000	4,311,440

Industrials — 1.0%
Bizlink Holding, Inc.	385,000	3,243,280
Total Cayman Islands		7,554,720

Denmark — 2.2%

Consumer Staples — 1.1%
Royal Unibrew A/S	51,865	3,443,259

Financials — 1.1%
Topdanmark A/S	71,703	3,385,655
Total Denmark		6,828,914

Luxembourg — 2.0%

Industrials — 0.7%
Stabilus SA	23,691	2,261,552

Real Estate — 1.3%
Grand City Properties SA	165,434	3,957,292
Total Luxembourg		6,218,844

Singapore — 1.5%

Information Technology — 1.5%
Kulicke & Soffa Industries, Inc.*	193,192	4,831,732

Sweden — 1.5%

Consumer Discretionary — 0.8%
Dometic Group AB, 144a	272,147	2,493,128

11

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.7% (Continued)

Sweden — (Continued)

Real Estate — 0.7%
Hemfosa Fastigheter AB	187,139	$2,273,348
Total Sweden		4,766,476

Ireland — 1.2%

Health Care — 1.2%
UDG Healthcare PLC	306,770	3,736,981

Norway — 1.0%

Consumer Staples — 1.0%
Leroy Seafood Group ASA	513,569	3,177,539

India — 0.9%

Information Technology — 0.9%
WNS Holdings Ltd. ADR*	62,032	2,811,911

Malaysia — 0.8%

Health Care — 0.8%
Top Glove Corp. Bhd	967,700	2,444,552

Bermuda — 0.6%

Consumer Discretionary — 0.6%
Man Wah Holdings Ltd.	2,434,800	1,941,995

Taiwan — 0.2%

Information Technology — 0.2%
Sinbon Electronics Co. Ltd.	275,116	726,763
Total Common Stocks		$303,574,896

Exchange-Traded Fund — 1.9%

United States — 1.9%
iShares MSCI EAFE Small-Cap ETF	92,467	$6,027,924

Short-Term Investment Funds — 3.8%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	10,026,603	10,026,602
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	2,072,296	2,072,296
Total Short-Term Investment Funds		$12,098,898

Total Investment Securities —102.4%
(Cost $269,004,020)		$321,701,718

Liabilities in Excess of Other Assets — (2.4%)		(7,675,552)

Net Assets — 100.0%		$314,026,166

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $1,989,260.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $16,500,695 or 5.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

12

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$90,387,979	$—	$90,387,979
Germany	—	30,543,598	—	30,543,598
United Kingdom	3,584,935	26,150,285	—	29,735,220
Australia	—	22,565,582	—	22,565,582
Italy	—	17,159,408	—	17,159,408
Netherlands	—	16,178,400	—	16,178,400
France	—	14,014,275	—	14,014,275
Switzerland	—	12,461,380	—	12,461,380
South Korea	3,486,466	5,453,507	—	8,939,973
Canada	8,926,847	—	—	8,926,847
Hong Kong	—	7,621,807	—	7,621,807
Cayman Islands	—	7,554,720	—	7,554,720
Denmark	—	6,828,914	—	6,828,914
Luxembourg	—	6,218,844	—	6,218,844
Singapore	4,831,732	—	—	4,831,732
Sweden	—	4,766,476	—	4,766,476
Ireland	—	3,736,981	—	3,736,981
Norway	3,177,539	—	—	3,177,539
India	2,811,911	—	—	2,811,911
Malaysia	—	2,444,552	—	2,444,552
Bermuda	—	1,941,995	—	1,941,995
Taiwan	—	726,763	—	726,763
Exchange- Traded Fund	6,027,924	—	—	6,027,924
Short-Term Investment Funds	12,098,898	—	—	12,098,898
Total	$44,946,252	$276,755,466	$—	$321,701,718

At March 31, 2018, equity securities valued at $35,560,562 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities.

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments

Touchstone Large Cap Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Financials — 25.2%
Alleghany Corp.	19,313	$11,866,680
Bank of America Corp.	218,299	6,546,787
Berkshire Hathaway, Inc. - Class B*	134,434	26,816,894
BlackRock, Inc.	30,292	16,409,782
Progressive Corp. (The)	317,385	19,338,268
Wells Fargo & Co.	221,389	11,602,997
		92,581,408

Consumer Discretionary — 20.5%
CarMax, Inc.*	212,472	13,160,516
Carnival Corp. (Panama)	257,274	16,872,029
Dollar Tree, Inc.*	175,845	16,687,691
Lowe's Cos., Inc.	98,702	8,661,100
NIKE, Inc. - Class B	170,640	11,337,322
O'Reilly Automotive, Inc.*	34,400	8,509,872
		75,228,530

Information Technology — 17.4%
Alphabet, Inc. - Class C*	17,430	17,984,100
Apple, Inc.	111,785	18,755,287
Cisco Systems, Inc.	252,932	10,848,253
Visa, Inc. - Class A	137,877	16,492,847
		64,080,487

Industrials — 16.3%
Deere & Co.	95,578	14,845,175
FedEx Corp.	35,315	8,479,485
General Dynamics Corp.	73,467	16,228,860
Norfolk Southern Corp.	98,420	13,363,468
Southwest Airlines Co.	121,725	6,972,408
		59,889,396

Health Care — 7.8%
Alexion Pharmaceuticals, Inc.*	83,440	9,300,222
Bristol-Myers Squibb Co.	129,659	8,200,932
Eli Lilly & Co.	144,816	11,204,414
		28,705,568

Consumer Staples — 4.9%
Altria Group, Inc.	184,685	11,509,569
Coca-Cola Co. (The)	146,293	6,353,505
		17,863,074

Materials — 2.9%
NewMarket Corp.	26,172	10,512,769

Energy — 2.1%
Chevron Corp.	68,461	7,807,292

Telecommunication Services — 1.5%
Verizon Communications, Inc.	112,234	5,367,030
Total Common Stocks		$362,035,554

Short-Term Investment Fund — 1.4%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	5,125,896	$5,125,896

Total Investment Securities —100.0%
(Cost $280,319,699)		$367,161,450

Other Assets in Excess of Liabilities — 0.0%		61,238

Net Assets — 100.0%		$367,222,688

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$362,035,554	$—	$—	$362,035,554
Short-Term Investment Fund	5,125,896	—	—	5,125,896
Total	$367,161,450	$—	$—	$367,161,450

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Large Company Growth Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.2%

Information Technology — 49.4%
Adobe Systems, Inc.*	61,525	$13,294,322
Alibaba Group Holding Ltd. ADR*	96,850	17,775,849
Alphabet, Inc. - Class A*	13,035	13,519,120
Electronic Arts, Inc.*	28,575	3,464,433
Facebook, Inc. - Class A*	95,100	15,196,029
Intuit, Inc.	21,200	3,675,020
Microsoft Corp.	118,850	10,847,440
PayPal Holdings, Inc.*	71,825	5,449,363
Tencent Holdings Ltd. ADR†	290,875	15,500,729
Visa, Inc. - Class A	118,125	14,130,112
		112,852,417

Health Care — 16.2%
Abbott Laboratories	123,575	7,404,614
Becton Dickinson and Co.	32,350	7,010,245
Regeneron Pharmaceuticals, Inc.*	11,225	3,865,441
Thermo Fisher Scientific, Inc.	35,150	7,257,069
Zoetis, Inc.	135,875	11,346,921
		36,884,290

Consumer Discretionary — 13.4%
Booking Holdings, Inc.*	5,150	10,714,008
Norwegian Cruise Line Holdings Ltd.
(Bermuda)*	119,425	6,325,942
Royal Caribbean Cruises Ltd. (Liberia)	75,500	8,889,370
Sirius XM Holdings, Inc.†	756,200	4,718,688
		30,648,008

Financials — 12.5%
BlackRock, Inc.	10,275	5,566,173
Charles Schwab Corp. (The)	203,200	10,611,104
MSCI, Inc.	33,650	5,029,665
Toronto-Dominion Bank (The) (Canada)	129,350	7,353,548
		28,560,490

Consumer Staples — 4.0%
Monster Beverage Corp.*	160,675	9,192,217

Industrials — 3.7%
Canadian Pacific Railway Ltd. (Canada)	20,650	3,644,725
Kansas City Southern	43,325	4,759,251
		8,403,976
Total Common Stocks		$226,541,398

Short-Term Investment Funds — 9.0%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	1,732,718	1,732,718
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	18,722,960	18,722,960
Total Short-Term Investment Funds		$20,455,678

Total Investment Securities —108.2%
(Cost $164,226,692)		$246,997,076

Liabilities in Excess of Other Assets — (8.2%)		(18,701,566)

Net Assets — 100.0%		$228,295,510

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $18,552,134.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$226,541,398	$—	$—	$226,541,398
Short-Term Investment Funds	20,455,678	—	—	20,455,678
Total	$246,997,076	$—	$—	$246,997,076

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – March 31, 2018 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue Bonds — 68.7%
$400,000	Butler Co OH Hlth Care Facs Rev (Adj Colonial Sr Svcs Inc Proj) (LOC: U.S. Bank NA)	1.810%	07/01/24	$400,000
500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000	10/01/24	554,400
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	421,444
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network)	5.125	04/01/29	670,878
650,000	Montgomery Co OH Rev (Unrefunded Catholic Hlth Initiatives)	5.250	05/01/29	718,946
460,000	Cleveland OH Income Tax Rev (Ref & Impt Sub Lien Pks & Recr)	4.000	10/01/29	491,091
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	864,683
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	553,085
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children's Hosp)	5.000	05/15/30	1,199,630
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,058,970
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,061,960
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	536,140
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,049,040
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	815,970
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,059,520
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj)	5.250	06/01/32	1,110,090
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,100,470
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,130,034
500,000	OH St Univ Ser A	4.000	12/01/32	528,115
150,000	OH Univ Gen Recpts Athens (Ref) Ser A	5.000	12/01/32	173,999
1,750,000	Cleveland-Cuyahoga Co OH Por (Carnegie/96Th Resh Bldg Pj) (LOC: PNC Bank NA)	1.800	01/01/33	1,750,000
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	292,695
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,223,716
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,135,570
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/33	273,795
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,179,380
525,000	OH St Univ Ser A	4.000	12/01/33	552,899
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	276,742
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	706,663
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/34	273,202
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	572,285
570,000	Miami Univ OH (Ref)	5.000	09/01/35	656,463
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,235,023
500,000	Polaris Career Ctr OH COP	5.000	11/01/35	563,710
475,000	Cincinnati OH Wtr Sys Rev Ser A	5.000	12/01/35	549,779
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	226,896
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	547,475
350,000	Warren Co OH Hlth Care Facs Rev (Ref Otterbein Homes) Ser A	5.000	07/01/36	386,242
550,000	Franklin Co OH Hosp Facs Rev (Ref Nationwide Childrens Hosp)	4.000	11/01/36	569,030
1,000,000	Allen Co OH Hosp Facs Rev (Ref)	4.000	08/01/37	1,020,350
800,000	OH St Hgr Edl Fac Commis (Hosp Cleveland Clinic Hlth Sys) Ser B 2 (LIQ: Bank Of Ny Mellon Trust)	1.800	01/01/39	800,000
800,000	OH St Hosp Rev (Ref Univ Hosp Hlth System) Ser A	5.000	01/15/41	878,816
	Total Fixed Rate Revenue Bonds			$32,169,196

	General Obligation Bonds — 15.6%
845,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,035,471
250,000	Revere OH LSD (Ref Sch Facs Impt) UTGO Ser C	4.000	12/01/28	274,122
1,500,000	Cincinnati OH CSD (Ref Sch Impt) LTGO	5.000	06/01/31	1,592,055
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,122,190
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	319,329

16

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	General Obligation Bonds — 15.6% (Continued)
$345,000	Bowling Green OH CSD (Ref) UTGO	5.000%	12/01/34	$393,690
700,000	Miami Vly Career Tech Center O UTGO	4.000	12/01/34	741,363
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	564,460
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	495,730
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	227,808
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	569,620
	Total General Obligation Bonds			$7,335,838

	Pre-refunded/Escrowed to Maturity — 14.2%
1,000,000	OH St Hgr Edl Fac Commis (Xavier Univ) Ser C Pre-refunded @ $100	5.750	11/01/18	1,023,930
1,500,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B Pre-refunded @ $100	5.125	01/01/19	1,538,940
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	4.500	06/01/19	1,033,090
1,000,000	Franklin Co OH Hosp Rev (Nationwide Childrens Hosp Impt) Pre-refunded @ $100	4.750	11/01/19	1,047,910
895,000	Milton Union OH Exempt Vlg Sch Dist (Sch Impt) Pre-refunded @ $100	4.875	12/01/19	941,030
345,000	Univ of Toledo OH Ser B Pre-refunded @ $100	5.000	06/01/21	378,658
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A Pre-refunded @ $100	5.000	11/01/22	282,533
350,000	Montgomery Co OH Rev (Prerefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	11/12/23	403,235
	Total Pre-refunded/Escrowed to Maturity			$6,649,326

	Variable Rate Demand Notes(A) — 0.2%

100,000	OH St Hgr Edl Fac Commis (Variable Cleveland Clinic Hosp) Ser B 3 (LIQ: U.S. Bank NA)(B)	1.790	01/01/39	$100,000

	Total Investment Securities —98.7%
	(Cost $44,563,236)			$46,254,360

	Other Assets in Excess of Liabilities — 1.3%			593,902

	Net Assets — 100.0%			$46,848,262

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown are the final maturity dates. The interest rates shown are the coupon rates in effect at March 31, 2018.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.

17

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

As of March 31, 2018, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of March 31, 2018, there were no investments of 10% or greater in any one issuer held by the Fund.

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LIQ – Liquidity Agreement

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$46,254,360	$—	$46,254,360

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.5%

Financials — 30.8%
Argo Group International Holdings Ltd.
(Bermuda)	20,642	$1,184,851
Bancorp, Inc. (The)*	126,560	1,366,848
BofI Holding, Inc.*†	30,200	1,224,006
Boston Private Financial Holdings, Inc.	78,200	1,176,910
Cowen, Inc.*	72,875	961,950
Customers Bancorp, Inc.*	48,420	1,411,443
Federated National Holding Co.	33,350	525,930
First Bancorp/Southern Pines NC	29,900	1,065,935
First Busey Corp.	42,100	1,251,212
First Foundation, Inc.*	58,700	1,088,298
FirstCash, Inc.	12,400	1,007,500
Genworth Financial, Inc. - Class A*	142,300	402,709
Green Dot Corp. - Class A*	13,200	846,912
Greenlight Capital Re Ltd. (Cayman
Islands) - Class A*	45,900	736,695
HomeStreet, Inc.*	36,300	1,039,995
Investors Bancorp, Inc.	77,800	1,061,192
James River Group Holdings Ltd.
(Bermuda)	21,950	778,566
MBIA, Inc.*†	90,800	840,808
Nationstar Mortgage Holdings, Inc.*	52,900	950,084
Popular, Inc. (Puerto Rico)	19,300	803,266
Radian Group, Inc.	50,900	969,136
Republic First Bancorp, Inc.*	82,700	719,490
Simmons First National Corp. - Class A	46,700	1,328,615
South State Corp.	13,300	1,134,490
Stewart Information Services Corp.	26,300	1,155,622
Texas Capital Bancshares, Inc.*	13,900	1,249,610
		26,282,073

Consumer Discretionary — 14.8%
AMC Entertainment Holdings, Inc. -
Class A†	39,900	560,595
American Eagle Outfitters, Inc.	43,600	868,948
Bloomin' Brands, Inc.	45,800	1,112,024
Boot Barn Holdings, Inc.*	45,800	812,034
Dave & Buster's Entertainment, Inc.*	11,200	467,488
Gentherm, Inc.*	17,600	597,520
Michaels Cos., Inc. (The)*	50,800	1,001,268
Motorcar Parts of America, Inc.*	41,800	895,774
New Media Investment Group, Inc.	47,587	815,641
Oxford Industries, Inc.	11,200	835,072
Red Robin Gourmet Burgers, Inc.*	16,500	957,000
SeaWorld Entertainment, Inc.*†	57,400	851,242
Stars Group, Inc. (The) (Canada)*	38,400	1,057,920
TRI Pointe Group, Inc.*	67,900	1,115,597
ZAGG, Inc.*	52,800	644,160
		12,592,283

Industrials — 14.5%
Air Transport Services Group, Inc.*	45,600	1,063,392
Apogee Enterprises, Inc.	25,300	1,096,755
Casella Waste Systems, Inc. - Class A*	58,300	1,363,054
Comfort Systems USA, Inc.	24,100	994,125
Covanta Holding Corp.	70,400	1,020,800
Dycom Industries, Inc.*	9,000	968,670
EnerSys	14,100	978,117
MRC Global, Inc.*	63,250	1,039,830
NCI Building Systems, Inc.*	56,000	991,200
SP Plus Corp.*	20,800	740,480
Textainer Group Holdings Ltd.
(Bermuda)*	41,500	703,425
Tutor Perini Corp.*	37,100	818,055
YRC Worldwide, Inc.*	70,800	625,164
		12,403,067

Information Technology — 10.0%
ACI Worldwide, Inc.*	49,200	1,167,024
CACI International, Inc. - Class A*	8,675	1,312,961
Conduent, Inc.*	41,000	764,240
Diebold Nixdorf, Inc.	31,200	480,480
Entegris, Inc.	26,500	922,200
Finisar Corp.*	30,900	488,529
Methode Electronics, Inc.	19,900	778,090
Net 1 UEPS Technologies, Inc.*†	84,100	795,586
Semtech Corp.*	29,200	1,140,260
TiVo Corp.	51,916	703,462
		8,552,832

Real Estate — 7.4%
Columbia Property Trust, Inc. REIT	51,700	1,057,782
CoreCivic, Inc. REIT	31,700	618,784
Equity Commonwealth REIT*	44,600	1,367,882
Retail Opportunity Investments Corp.
REIT	62,100	1,097,307
RLJ Lodging Trust REIT	57,337	1,114,631
Spirit Realty Capital, Inc. REIT	139,600	1,083,296
		6,339,682

Health Care — 5.8%
AMN Healthcare Services, Inc.*	19,125	1,085,344
BioTelemetry, Inc.*	39,100	1,214,055
OraSure Technologies, Inc.*	30,500	515,145
Patterson Cos., Inc.	28,400	631,332
Syneos Health, Inc.*	20,400	724,200
Tivity Health, Inc.*	18,800	745,420
		4,915,496

Energy — 4.5%
Basic Energy Services, Inc.*	59,100	853,404
Delek US Holdings, Inc.	26,600	1,082,620
McDermott International, Inc.
(Panama)*	98,700	601,083
Ring Energy, Inc.*	91,100	1,307,285
		3,844,392

Consumer Staples — 4.0%
Casey's General Stores, Inc.	9,200	1,009,884
Chefs' Warehouse, Inc. (The)*	52,300	1,202,900
Turning Point Brands, Inc.	31,300	608,472
United Natural Foods, Inc.*	14,100	605,454
		3,426,710

19

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.5% (Continued)

Utilities — 2.2%
NorthWestern Corp.	9,700	$521,860
Portland General Electric Co.	32,500	1,316,575
		1,838,435

Materials — 2.0%
Compass Minerals International, Inc.†	12,100	729,630
Ferroglobe PLC (United kingdom)*	87,500	938,875
Ferroglobe Representation and
Warranty Insurance Trust(A)	173,700	—
		1,668,505

Telecommunication Services — 1.5%
Vonage Holdings Corp.*	122,500	1,304,625
Total Common Stocks		$83,168,100

Short-Term Investment Funds — 7.4%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	2,113,015	2,113,015
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	4,176,489	4,176,489
Total Short-Term Investment Funds		$6,289,504

Total Investment Securities —104.9%
(Cost $78,835,797)		$89,457,604

Liabilities in Excess of Other Assets — (4.9%)		(4,188,105)

Net Assets — 100.0%		$85,269,499

(A)	Level 3 -For more information on valuation inputs,and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $4,145,924.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$83,168,100	$—	$—	$83,168,100
Short-Term Investment Funds	6,289,504	—	—	6,289,504
Total	$89,457,604	$—	$—	$89,457,604

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Value Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Financials — 19.6%
American Express Co.	94,442	$8,809,550
American International Group, Inc.	170,298	9,267,617
Bank of America Corp.	349,964	10,495,420
Citigroup, Inc.	131,389	8,868,757
JPMorgan Chase & Co.	131,081	14,414,978
PNC Financial Services Group, Inc. (The)	22,860	3,457,346
Wells Fargo & Co.	230,765	12,094,394
XL Group Ltd. (Bermuda)	139,800	7,725,348
		75,133,410

Health Care — 17.6%
Anthem, Inc.	49,105	10,788,368
Cardinal Health, Inc.	106,800	6,694,224
Express Scripts Holding Co.*	95,518	6,598,383
Johnson & Johnson	65,684	8,417,405
Medtronic PLC (Ireland)	149,371	11,982,542
Merck & Co., Inc.	115,029	6,265,630
Pfizer, Inc.	303,839	10,783,246
Sanofi ADR	141,708	5,679,657
		67,209,455

Energy — 14.1%
BP PLC ADR	329,446	13,355,741
Chevron Corp.	83,900	9,567,956
ConocoPhillips	216,726	12,849,684
Occidental Petroleum Corp.	122,030	7,927,069
Phillips 66	105,143	10,085,316
		53,785,766

Information Technology — 12.0%
Broadcom Ltd. (Singapore)	15,400	3,629,010
Microsoft Corp.	131,294	11,983,203
Oracle Corp.	238,973	10,933,015
QUALCOMM, Inc.	181,608	10,062,899
Texas Instruments, Inc.	90,189	9,369,735
		45,977,862

Consumer Discretionary — 10.5%
Comcast Corp. - Class A	178,200	6,089,094
Dollar General Corp.	130,163	12,176,749
Lowe's Cos., Inc.	136,542	11,981,560
Twenty-First Century Fox, Inc. - Class A	267,700	9,821,913
		40,069,316

Industrials — 9.2%
General Dynamics Corp.	31,264	6,906,218
General Electric Co.	589,400	7,945,112
Johnson Controls International PLC
(Ireland)	292,941	10,323,241
United Technologies Corp.	78,000	9,813,960
		34,988,531

Consumer Staples — 7.7%
Altria Group, Inc.	157,688	9,827,116
CVS Health Corp.	144,600	8,995,566
Philip Morris International, Inc.	108,045	10,739,673
		29,562,355

Materials — 4.9%
Air Products & Chemicals, Inc.	80,700	12,833,721
DowDuPont, Inc.	95,139	6,061,306
		18,895,027

Telecommunication Services — 1.9%
Verizon Communications, Inc.	153,819	7,355,625

Utilities — 1.1%
Exelon Corp.	108,600	4,236,486
Total Common Stocks		$377,213,833

Short-Term Investment Fund — 1.2%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	4,524,917	$4,524,917

Total Investment Securities —99.8%
(Cost $290,296,226)		$381,738,750

Other Assets in Excess of Liabilities — 0.2%		619,637

Net Assets — 100.0%		$382,358,387

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

21

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$377,213,833	$—	$—	$377,213,833
Short-Term Investment Fund	4,524,917	—	—	4,524,917
Total	$381,738,750	$—	$—	$381,738,750

See accompanying Notes to Portfolios of Investments.

22

Notes to Portfolios of Investments

March 31, 2018 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Credit Opportunities Fund and Small Cap Value Opportunities Fund held Level 3 categorized securities during the period ended March 31, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At March 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds, except as discussed in the Portfolio of Investments of the Global Growth Fund and the International Small Cap Fund.

During the period ended March 31, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”)(currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2.The Credit Opportunities Fund’s investments

23

Notes to Portfolios of Investments (Unaudited) (Continued)

in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”), and are generally categorized in Level 2.The Credit Opportunities Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with a remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Bank Loans — The Credit Opportunities Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically

24

Notes to Portfolios of Investments (Unaudited) (Continued)

reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset. Unrealized appreciation/depreciation on unfunded commitments represents fair value of the unfunded portion of the Fund’s bank loans.

As of March 31, 2018, the Credit Opportunities Fund had no unfunded loan commitments.

Collateralized Loan Obligations —The Credit Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Credit Opportunities Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

25

Notes to Portfolios of Investments (Unaudited) (Continued)

As of March 31, 2018, the Credit Opportunities Fund had securities sold short with a fair value of $(316,750) and pledged securities with a fair value of $1,907,268 as collateral for securities sold short and had a related due to prime broker balance of $378,353.

Options — The Credit Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of March 31, 2018 the Credit Opportunities Fund held purchased option with a fair value of $8,695.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Foreign currency translation —The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

26

Notes to Portfolios of Investments (Unaudited) (Continued)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

As of March 31, 2018, there were no open forward foreign currency contracts.

Real Estate Investment Trusts— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Pay-In-Kind (“PIK”) Bonds— PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

For the period ended March 31, 2018, the average quarterly balance of outstanding derivative financial instruments were as follows:

Credit
Opportunities
Fund
Equity Contracts:
Purchased Options - Cost	$6,391
Written Options - Premiums Received	635

Portfolio securities loaned—The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

27

Notes to Portfolios of Investments (Unaudited) (Continued)

As of March 31, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Credit Opportunities Fund	Corporate Bonds	$541,873	$561,448	$19,575
Global Growth Fund	Common Stocks	146,640	148,050	1,410
International Small Cap Fund	Common Stocks	1,989,260	2,072,296	83,036
Large Company Growth Fund	Common Stocks	18,552,134	18,722,960	170,826
Small Cap Value Opportunities Fund	Common Stocks	4,145,924	4,176,489	30,565

* The remaining contractual maturity is overnight for all securities.

** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

28

Notes to Portfolios of Investments (Unaudited) (Continued)

Federal Tax Information— As of March 31, 2018, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
	Federal	Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Tax	on	on	Appreciation	Depreciation	Appreciation/
Fund	Cost	Investments	Investments	on Other*	on other*	(Depreciation)
Credit Opportunities Fund	$53,334,116	$1,102,750	$(1,115,174)	$13,587	$(8,205)	$(7,042)
Global Growth Fund	21,526,835	9,095,841	(214,131)	136	—	8,881,846
International Small Cap Fund	269,004,020	60,898,768	(8,201,070)	14,645	(675)	52,711,668
Large Cap Fund	280,319,699	89,280,109	(2,438,358)	—	—	86,841,751
Large Company Growth Fund	164,226,692	83,283,193	(512,809)	—	—	82,770,384
Ohio Tax-Free Bond Fund	44,563,236	1,771,364	(80,240)	—	—	1,691,124
Small Cap Value
Opportunities Fund	78,835,797	16,628,517	(6,006,710)	—	—	10,621,807
Value Fund	290,296,226	107,399,050	(15,956,526)	—	—	91,442,524

*	Other includes Short Sales, Derivatives, Foreign Currency Transactions and Deferred Foreign Capital Gains Tax.

29

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	May 25, 2018

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	May 25, 2018

* Print the name and title of each signing officer under his or her signature.